11008511

NYSE Euronext

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

October 24, 2011

Received SEC
OCT 24 2011
Washington, DC 20549

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

CERT NYS
File No. 001-34718

Re:	The Royal Bank of Scotland plc	
	CIK:	0000729153
	SEC File No.:	001-34718
	Form Type:	8-A12B
	Filing Date:	10/21/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

RBS Global Big Pharma Exchange Traded Notes

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,